Document and Entity Information	Jul. 24, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000741516
Document Type	8-K
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	AMERICAN NATIONAL BANKSHARES INC.
Entity Incorporation State Country Code	VA
Entity File Number	0-12820
Entity Tax Identification Number	54-1284688
Entity Address, Address Line One	628 Main Street
Entity Address, City or Town	Danville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	24541
City Area Code	(434)
Local Phone Number	792-5111
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1.00 par value
Trading Symbol	AMNB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false